Promissory Notes Issue, Government Bonds, Long-Term Notes Receivable And Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Roll forward Related to the Promissory Notes
The roll-forward related to the promissory notes is as follows:

	For the year ended December 31,
	2020 (i)
Balance at the beginning of the year	Ps.	126,534,822
Collected promissory notes		(4,102,622)
Accrued interests		7,097,040
Interests received from promissory notes		(881,048)
Reversal of (impairment) of the promissory notes		8,000
Exchange from promissory notes to Bonds		(128,656,192)

Balance at the end of the period	Ps.	—

(i)	Until November 19, 2020.

Summary of Balance of Government Bonds
As of December 31, 2021 and 2020, the balance of Government Bonds (see Note 15-A), includes Government Bonds valued at amortized cost as follows:

	2021		2020
Government bonds (1)	Ps.	110,855,356	Ps.	129,549,519
Less: current portion of Government Bonds, net of expected credit losses		1,253,451		18,036,557

Total long-term notes receivable	Ps.	109,601,905	Ps.	111,512,962

(1)	As of December 31, 2021 and 2020, includes an expected credit loss of Ps. 13,038 and Ps. 17,581, respectively.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Mexican Bonds is as follows:

		December 31,
		2021		2020
Balance as of the beginning of the year	Ps.	129,549,519		—
Promissory notes value at the beginning of the exchange as of November 19, 2020		—		128,656,192
Financial income from the Exchange of promissory notes to Bonds		—		130,419

Initial value of Government Bonds		129,549,519		128,786,611
Government Bonds collected		(15,788,696	) (1)
Accrued interests		7,094,180		2,103,099
Interests received from bonds		(7,126,559)		(817,270)
Impact of the valuation of bonds in UDIS		459,149		(505,339)
Amortized cost		(3,336,781)		—
Reversal (Impairment) of bonds		4,544		(17,582)

Balance at the end of the year	Ps.	110,855,356		129,549,519

(1)	Government Bonds was collected on December 9, 2021.

Summary of Other Assets
At December 31, 2021 and 2020, the balance of other assets was as follows:

		December 31,
		2021	2020
Payments in advance (1)	Ps.	35,931,167	5,223,679
Other (2)		2,327,872	1,680,934
Insurance		853,891	678,897

Total other assets	Ps.	39,112,930	7,583,510

(1)	Mainly advance payments to contractors for the construction of the Dos Bocas Refinery through PTI ID.
(2)
Includes restricted cash for Ps. 50,661 as of December 31, 2020, as a result of a cash retention ordered by the court in a commercial judgement promoted by OPCO Soluciones, S.A. de C.V. against PEMEX’s subsidiary company AGRO, due to lack of payment by this subsidiary company.